S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 30, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Yoon (“Andrew”) Onn Ho	The Laris Family Office Limited	Single family office investment vehicle	Founder and Managing Director
Arthur O’Keefe	Bamboo DCM,	Independent credit infrastructure for Brazil’s corporate and structured credit market	Founder & Chief Risk Officer
Warren Andrew Thomson	Link Asset Management Limited	REIT	General Counsel
Fady Abdel-Nour	Antler Innovation Pte. Ltd	Venture capital	Partner
Tom Peder Herman Adams	Pedago Inc.	Education technology company	Cofounder & CEO